Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 76.21%
ASSET-BACKED SECURITIES — 7.83%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	07/25/56	[1,2]	$1,635,552	$1,586,273
AMMC CLO 19 Ltd., Series 2016-19A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.36%	10/16/28	[1,2,3]	2,200,000	2,164,894
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.27%)
0.45%	03/25/36	[1]	3,635,000	3,478,149
Barings CLO Ltd., Series 2013-IA,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.94%	01/20/28	[1,2,3]	6,335,004	6,277,781
Barings CLO Ltd., Series 2016-2A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.22%	07/20/28	[1,2,3]	5,500,000	5,456,178
Barings CLO Ltd., Series 2018-3A,
Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.09%	07/20/29	[1,2,3]	3,877,000	3,824,490
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.63%	04/25/35	[1,2]	185,535	168,814
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.16%	02/25/30	[1]	92,483	91,455
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.99%	10/27/36	[1]	5,075,000	4,787,662
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.98%	04/26/32	[1,2]	8,375,000	8,051,815
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.83%	08/27/46	[1,2]	6,930,177	6,428,538
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.81%	08/25/42	[1]	2,184,376	1,904,209
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.41%	05/25/34	[1,2]	950,174	941,552

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	$3,618,818	$4,032,494
Magnetite VII Ltd., Series 2012-7A,
Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.02%	01/15/28	[1,2,3]	5,610,000	5,508,675
Navient Student Loan Trust, Series 2015-2,
Class A3
(LIBOR USD 1-Month plus 0.57%)
0.75%	11/26/40	[1]	4,927,988	4,726,913
Navient Student Loan Trust, Series 2016-7A,
Class A
(LIBOR USD 1-Month plus 1.15%)
1.33%	03/25/66	[1,2]	9,401,759	9,200,814
Navient Student Loan Trust, Series 2017-2A,
Class A
(LIBOR USD 1-Month plus 1.05%)
1.23%	12/27/66	[1,2]	2,698,549	2,623,175
Nelnet Student Loan Trust, Series 2013-1A,
Class A
(LIBOR USD 1-Month plus 0.60%)
0.78%	06/25/41	[1,2]	2,391,995	2,292,959
Nelnet Student Loan Trust, Series 2014-5A,
Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	07/25/46	[1,2]	7,702,418	7,444,742
Northstar Education Finance, Inc.,
Series 2007-1, Class A1
(LIBOR USD 3-Month plus 0.10%)
0.99%	04/28/30	[1]	435,622	435,361
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
2.17%	04/18/31	[1,2,3]	2,375,000	2,318,047
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
2.11%	04/20/28	[1,2,3]	5,000,000	4,924,650
PFS Financing Corp.,
Series 2017-D, Class A
2.40%	10/17/22	[2]	5,780,000	5,835,339
PFS Financing Corp.,
Series 2018-B, Class A
2.89%	02/15/23	[2]	7,020,000	7,139,974
PHEAA Student Loan Trust, Series 2016-1A,
Class A
(LIBOR USD 1-Month plus 1.15%)
1.33%	09/25/65	[1,2]	8,065,575	7,910,058
Recette CLO Ltd., Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.06%	10/20/27	[1,2,3]	3,421,203	3,379,533

June 2020 / 1

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2,
Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	$3,500,000	$3,105,550
SLC Student Loan Trust, Series 2007-1,
Class A4
(LIBOR USD 3-Month plus 0.06%)
0.45%	05/15/29	[1]	3,668,009	3,526,712
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
0.78%	12/15/27	[1,2]	5,145,433	5,105,976
SLM Student Loan Trust, Series 2003-11,
Class A6
(LIBOR USD 3-Month plus 0.55%)
0.86%	12/15/25	[1,2]	2,969,321	2,947,562
SLM Student Loan Trust, Series 2006-9,
Class A5
(LIBOR USD 3-Month plus 0.10%)
1.09%	01/26/26	[1]	516,187	515,528
SLM Student Loan Trust, Series 2007-6,
Class A4
(LIBOR USD 3-Month plus 0.38%)
1.37%	10/25/24	[1]	2,148,751	2,142,748
SLM Student Loan Trust, Series 2008-1,
Class A4
(LIBOR USD 3-Month plus 0.65%)
1.64%	01/25/22	[1]	5,082,234	4,704,035
SLM Student Loan Trust, Series 2008-4,
Class A4
(LIBOR USD 3-Month plus 1.65%)
2.64%	07/25/22	[1]	4,281,144	4,180,049
SLM Student Loan Trust, Series 2008-6,
Class A4
(LIBOR USD 3-Month plus 1.10%)
2.09%	07/25/23	[1]	2,910,143	2,772,335
SLM Student Loan Trust, Series 2011-1,
Class A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	03/25/26	[1]	1,606	1,606
SLM Student Loan Trust, Series 2012-2,
Class A
(LIBOR USD 1-Month plus 0.70%)
0.88%	01/25/29	[1]	2,435,055	2,262,993
SLM Student Loan Trust, Series 2012-7,
Class A3
(LIBOR USD 1-Month plus 0.65%)
0.83%	05/26/26	[1]	9,588,138	8,800,983
SLM Student Loan Trust, Series 2013-4,
Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	06/25/43	[1]	2,928,134	2,804,010

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2014-1,
Class A3
(LIBOR USD 1-Month plus 0.60%)
0.78%	02/26/29	[1]	$4,727,512	$4,365,718

Total Asset-Backed Securities
(Cost $163,427,350)				160,170,349

BANK LOANS — 1.38%*
Automotive — 0.03%
Panther BF Aggregator 2 LP
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.68%	04/30/26	[1]	595,500	569,447

Communications — 0.64%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.18%	01/31/25	[1]	585,000	561,600
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	03/15/27	[1]	895,500	847,430
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.93%	02/01/27	[1]	248,747	240,057
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.43%	01/15/26	[1]	1,185,000	1,126,283
Frontier Communications Corp.,
Term Loan B, 1st Lien
(PRIME plus 2.75%)
6.00%	06/17/24	[1]	5,633	5,510
(LIBOR plus 3.75%)
5.35%	06/17/24	[1]	1,685,671	1,648,645
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 3.50%)
6.75%	01/02/24	[1,3]	488,919	490,809
Intelsat Jackson Holdings SA,
Term Loan B5, 1st Lien (Luxembourg)
8.63%	01/02/24	[1,3]	4,252,054	4,264,023
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien
(Luxembourg)
(LIBOR plus 5.50%)
6.50%	07/13/21	[1,3,4]	510,971	520,074
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	03/01/27	[1]	1,250,000	1,186,163

2 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
T-Mobile USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	04/01/27	[1]	$1,465,000	$1,464,333
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.18%	03/09/27	[1]	798,000	760,055

				13,114,982

Electric — 0.01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	12/31/25	[1]	200,482	193,985
1.94%	12/31/25	[1]	48,148	46,588

				240,573

Finance — 0.17%
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.06%	10/06/23	[1]	3,700,655	3,553,776

Food — 0.03%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00%	08/03/25	[1]	175,056	169,454
3.01%	08/03/25	[1]	471,686	456,592

				626,046

Health Care — 0.22%
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50%	03/01/24	[1]	1,000,000	963,955
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.75%	02/04/27	[1]	2,500,000	2,390,625
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11%	11/15/27	[1]	248,750	240,184
MPH Acquisition Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.20%	06/07/23	[1]	250,000	238,403

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.19%	06/02/25	[1]	$612,990	$597,515

				4,430,682

Industrials — 0.08%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.18%	07/01/26	[1]	1,340,231	1,285,034
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.43%	05/30/25	[1]	398,000	359,537

				1,644,571

Information Technology — 0.12%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.30%	11/04/22	[1]	781,250	778,809
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
2.50%	03/07/24	[1]	450,337	437,952
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.06%	06/11/25	[1]	738,731	719,188
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	260,599	250,460
SS&C Technologies, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.93%	04/16/25	[1]	183,089	175,966

				2,362,375

Real Estate Investment Trust (REIT) — 0.01%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.94%	12/20/24	[1]	250,000	233,673

Services — 0.06%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.00%	05/30/25	[1]	1,359,461	1,325,475

June 2020 / 3

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.93%	01/29/27	[1]	$250,000	$192,000

Total Bank Loans
(Cost $28,132,570)				28,293,600

CORPORATES — 29.58%*
Banking — 3.84%
Bank of America Corp.
2.74%	01/23/22	[5]	9,705,000	9,814,300
3.00%	12/20/23	[5]	2,801,000	2,943,603
Bank of America Corp. (GMTN)
2.37%	07/21/21	[5]	18,025,000	18,041,911
Bank of America N.A.
3.34%	01/25/23	[5]	1,015,000	1,059,681
JPMorgan Chase & Co.
2.52%	04/22/31	[5]	7,700,000	8,149,724
Lloyds Bank PLC (United Kingdom)
6.38%	01/21/21	[3]	2,000,000	2,066,021
Lloyds Banking Group PLC
(United Kingdom)
3.87%	07/09/25	[3,5]	3,700,000	4,023,884
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[3]	13,000,000	13,298,226
3.37%	01/05/24	[3,5]	1,000,000	1,050,348
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	2,250,000	2,273,570
Wells Fargo & Co. (MTN)
2.57%	02/11/31	[5]	2,000,000	2,094,332
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[5]	5,105,000	5,187,213
3.33%	07/23/21	[5]	8,635,000	8,649,162

				78,651,975

Communications — 2.05%
AT&T, Inc.
2.30%	06/01/27		1,600,000	1,658,804
3.40%	05/15/25		2,655,000	2,919,621
3.88%	01/15/26		1,400,000	1,578,456
3.90%	03/11/24		1,700,000	1,871,234
4.30%	02/15/30		4,400,000	5,163,287
(LIBOR USD 3-Month plus 1.18%)
1.50%	06/12/24	[1]	475,000	476,810
Charter Communications Operating LLC/
Charter Communications Operating Capital
4.50%	02/01/24		1,720,000	1,904,272
4.91%	07/23/25		2,200,000	2,535,236

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Cox Communications, Inc.
7.63%	06/15/25		$900,000	$1,133,398
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36%	09/20/21	[2]	5,593,750	5,682,858
4.74%	03/20/25	[2]	4,650,000	5,063,222
5.15%	03/20/28	[2]	1,175,000	1,355,433
T-Mobile USA, Inc.
3.88%	04/15/30	[2]	3,810,000	4,247,521
ViacomCBS, Inc.
3.70%	08/15/24		2,095,000	2,278,381
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	668,000	731,253
4.13%	05/30/25	[3]	3,000,000	3,395,465

				41,995,251

Consumer Discretionary — 0.72%
Anheuser-Busch InBev Worldwide, Inc.
3.50%	06/01/30		4,770,000	5,374,676
BAT Capital Corp.
2.76%	08/15/22		8,530,000	8,835,981
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA
(LIBOR USD 3-Month plus 3.50%)
4.72%	07/15/21	[1,2]	550,000	547,423

				14,758,080

Electric — 2.81%
American Electric Power Co., Inc., Series I
3.65%	12/01/21		5,000,000	5,216,082
Black Hills Corp.
4.25%	11/30/23		4,050,000	4,443,461
Dominion Energy, Inc.
2.45%	01/15/23	[2]	5,000,000	5,164,101
Dominion Energy, Inc., Series A
3.30%	03/15/25		4,600,000	5,022,350
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	5,000,000	5,276,558
Evergy Metro, Inc.
3.65%	08/15/25		2,555,000	2,882,510
LG&E and KU Energy LLC
3.75%	11/15/20		3,400,000	3,412,931
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
1.04%	05/04/21	[1]	10,650,000	10,676,371
(LIBOR USD 3-Month plus 0.55%)
0.92%	08/28/21	[1]	3,952,000	3,953,442
Pennsylvania Electric Co.
4.15%	04/15/25	[2]	500,000	558,526

4 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
PNM Resources, Inc.
3.25%	03/09/21		$10,732,000	$10,893,413

				57,499,745

Energy — 2.69%
BP Capital Markets America, Inc.
3.63%	04/06/30		3,810,000	4,332,083
Energy Transfer Operating LP
4.90%	02/01/24		4,292,000	4,680,985
Exxon Mobil Corp.
2.61%	10/15/30		4,750,000	5,097,440
3.48%	03/19/30		4,940,000	5,633,516
NGPL PipeCo LLC
4.38%	08/15/22	[2]	4,699,000	4,849,948
Petroleos Mexicanos (Mexico)
5.35%	02/12/28	[3]	6,470,000	5,448,678
6.50%	01/23/29	[3]	955,000	835,171
Plains All American Pipeline LP/PAA
Finance Corp.
3.85%	10/15/23		5,422,000	5,629,130
Ruby Pipeline LLC
7.00%	04/01/22	[2]	2,669,318	2,501,899
Sabine Pass Liquefaction LLC
5.75%	05/15/24		3,715,000	4,203,477
Spectra Energy Partners LP
4.60%	06/15/21		1,725,000	1,776,234
4.75%	03/15/24		4,519,000	5,052,172
TC PipeLines LP
4.65%	06/15/21		4,900,000	5,016,471

				55,057,204

Finance — 4.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.95%	02/01/22	[3]	1,935,000	1,936,473
4.88%	01/16/24	[3]	718,000	712,387
5.00%	10/01/21	[3]	1,000,000	1,011,710
Air Lease Corp.
3.50%	01/15/22		4,170,000	4,214,311
Avolon Holdings Funding Ltd.
(Cayman Islands)
3.63%	05/01/22	[2,3]	2,860,000	2,697,126
5.25%	05/15/24	[2,3]	170,000	155,649
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,2]	8,195,000	8,099,637
Ford Motor Credit Co. LLC
3.16%	08/04/20		3,260,000	3,264,075
3.20%	01/15/21		5,000,000	4,950,000
3.22%	01/09/22		503,000	491,788

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.60%	01/07/22		$1,662,000	$1,679,659
5.75%	02/01/21		5,241,000	5,291,733
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[1]	1,205,000	1,160,546
(LIBOR USD 3-Month plus 0.88%)
2.19%	10/12/21	[1]	2,500,000	2,372,798
(LIBOR USD 3-Month plus 1.08%)
1.64%	08/03/22	[1]	2,700,000	2,474,766
GE Capital Funding LLC
4.40%	05/15/30	[2]	5,810,000	6,053,023
General Motors Financial Co., Inc.
4.20%	03/01/21		3,000,000	3,038,469
4.20%	11/06/21		7,405,000	7,611,679
4.38%	09/25/21		4,000,000	4,109,106
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21		1,880,000	1,910,091
2.88%	10/31/22	[5]	726,000	744,961
2.91%	07/24/23	[5]	6,814,000	7,087,777
Morgan Stanley (GMTN)
5.50%	07/24/20		3,450,000	3,460,594
5.50%	07/28/21		5,260,000	5,540,047
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,5]	7,715,000	8,020,421
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21	[2,3]	860,000	832,380
4.50%	03/15/23	[2,3]	2,070,000	1,889,614
5.25%	08/15/22	[2,3]	3,950,000	3,709,566

				94,520,386

Food — 1.26%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
0.77%	10/09/20	[1]	8,203,000	8,207,930
Kraft Heinz Foods Co.
3.50%	06/06/22		1,445,000	1,509,040
3.95%	07/15/25		3,795,000	4,029,252
4.00%	06/15/23		11,326,000	12,004,138

				25,750,360

Health Care — 5.61%
AbbVie, Inc.
3.25%	10/01/22	[2]	1,500,000	1,579,835
3.45%	03/15/22	[2]	3,000,000	3,121,354
3.80%	03/15/25	[2]	2,615,000	2,909,416
3.85%	06/15/24	[2]	2,500,000	2,741,267
Aetna, Inc.
3.50%	11/15/24		3,136,000	3,402,155

June 2020 / 5

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Amgen, Inc.
2.65%	05/11/22		$671,000	$697,075
Anthem, Inc.
2.38%	01/15/25		6,000,000	6,372,128
3.70%	08/15/21		1,478,000	1,517,777
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[2,3]	5,000,000	5,197,850
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	1,455,000	1,491,035
2.75%	07/15/21	[2]	635,000	646,213
2.85%	04/15/25	[2]	2,300,000	2,424,386
3.50%	06/25/21	[2]	1,825,000	1,870,976
3.88%	12/15/23	[2]	9,065,000	9,951,122
4.25%	12/15/25	[2]	1,000,000	1,149,763
Becton Dickinson and Co.
3.25%	11/12/20		251,000	253,196
Boston Scientific Corp.
1.90%	06/01/25		2,500,000	2,592,785
Bristol-Myers Squibb Co.
(LIBOR USD 3-Month plus 0.20%)
0.59%	11/16/20	[1,2]	4,100,000	4,103,146
Cigna Corp.
3.75%	07/15/23		3,988,000	4,330,963
Cigna Corp., Series WI
(LIBOR USD 3-Month plus 0.65%)
0.95%	09/17/21	[1]	3,410,000	3,410,166
CVS Health Corp.
2.88%	06/01/26		4,330,000	4,694,458
4.10%	03/25/25		4,000,000	4,524,071
Elanco Animal Health, Inc.
4.66%	08/27/21		2,500,000	2,560,937
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[2]	3,353,000	3,374,989
HCA, Inc.
5.00%	03/15/24		4,665,000	5,185,928
Humana, Inc.
2.50%	12/15/20		5,675,000	5,724,928
3.15%	12/01/22		2,000,000	2,105,555
3.85%	10/01/24		3,990,000	4,375,512
Shire Acquisitions Investments Ireland DAC (Ireland)
2.40%	09/23/21	[3]	6,137,000	6,257,947
Sutter Health, Series 13-C
2.29%	08/15/53		1,525,000	1,526,746
Tenet Healthcare Corp.
4.63%	09/01/24	[2]	3,000,000	2,967,236
Upjohn, Inc.
1.13%	06/22/22	[2]	5,855,000	5,891,751

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc.
3.05%	01/15/26		$3,000,000	$3,224,419
(LIBOR USD 3-Month plus 0.75%)
1.07%	03/19/21	[1]	2,685,000	2,684,753

				114,861,838

Industrials — 1.51%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	1,070,000	1,077,092
Bemis Co., Inc.
4.50%	10/15/21		6,947,000	7,123,136
General Electric Co. (MTN)
2.00%	02/15/21		7,000,000	6,964,783
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	7,674,000	6,731,451
(LIBOR USD 3-Month plus 0.48%)
0.87%	08/15/36	[1]	2,182,000	1,412,282
General Electric Co., Series NOTZ
(LIBOR USD 3-Month plus 1.00%)
2.22%	04/15/23	[1]	4,936,000	4,792,116
Ingersoll-Rand Co.
9.00%	08/15/21		1,100,000	1,189,375
L3Harris Technologies, Inc.
2.46%	02/15/21		1,525,000	1,546,294

				30,836,529

Information Technology — 0.98%
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	8,020,000	8,244,861
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	9,720,000	10,012,254
4.63%	06/01/23	[2,3]	1,590,000	1,742,286

				19,999,401

Insurance — 0.25%
Metropolitan Life Global Funding I
3.38%	01/11/22	[2]	1,550,000	1,618,681
Nationwide Mutual Insurance Co.
2.60%	12/15/24	[2,5]	3,550,000	3,536,758

				5,155,439

Real Estate Investment Trust (REIT) — 2.33%
Boston Properties LP
4.13%	05/15/21		1,495,000	1,521,230
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		6,440,000	6,773,835
Digital Realty Trust LP
2.75%	02/01/23		1,030,000	1,080,444
3.63%	10/01/22		2,430,000	2,566,463

6 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Essex Portfolio LP
5.20%	03/15/21		$1,405,000	$1,427,795
GLP Capital LP/GLP Financing II, Inc.
5.38%	11/01/23		7,673,000	8,204,200
Healthcare Realty Trust, Inc.
3.75%	04/15/23		5,000,000	5,209,215
Healthpeak Properties, Inc.
4.25%	11/15/23		166,000	180,875
Highwoods Realty LP
3.20%	06/15/21		2,895,000	2,941,957
Kilroy Realty LP
3.45%	12/15/24		1,558,000	1,605,497
Kimco Realty Corp.
3.40%	11/01/22		4,000,000	4,165,464
Realty Income Corp.
3.25%	10/15/22		3,000,000	3,144,404
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.37%	08/16/21	[1]	5,000,000	4,927,791
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%	10/05/20	[2]	4,000,000	4,005,969

				47,755,139

Retail — 0.12%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[2,3]	2,175,000	2,339,042

Services — 0.48%
IHS Markit Ltd. (Bermuda)
3.63%	05/01/24	[3]	2,090,000	2,244,378
5.00%	11/01/22	[2,3]	7,046,000	7,566,135

				9,810,513

Transportation — 0.31%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21		49,495	40,675
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25%	01/31/21		650,916	556,713
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		943,631	766,604
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.30%	06/01/21	[1,2]	2,135,000	2,030,876
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A
7.71%	04/02/21		199,196	199,243

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		$1,570,000	$1,504,975
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		1,268,763	1,216,292

				6,315,378

Total Corporates
(Cost $591,161,388)				605,306,280

MORTGAGE-BACKED — 33.62%**
Non-Agency Commercial
Mortgage-Backed — 6.74%
20 Times Square Trust,
Series 2018-20TS, Class B
3.20%	05/15/35	[2,5]	3,115,000	3,053,865
Benchmark Mortgage Trust,
Series 2018-B4, Class A1
3.13%	07/15/51		2,473,694	2,538,536
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	11/15/35	[1,2]	2,160,901	2,143,630
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.98%	12/15/36	[1,2]	5,429,000	5,388,818
Commercial Mortgage Trust,
Series 2010-C1, Class A3
4.21%	07/10/46	[2]	1,044,346	1,044,634
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.37%	03/10/46	[5]	26,678,647	719,942
Commercial Mortgage Trust,
Series 2013-LC6, Class ASB
2.48%	01/10/46		6,251,247	6,331,827
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60%	02/10/47		4,691,162	4,876,840
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55%	02/10/49		255,000	270,654
DBRR Trust,
Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,5]	9,001,875	9,104,201
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A4
4.54%	07/10/44	[2]	7,768,038	7,902,324
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67%	09/10/35	[2,5]	3,600,000	3,897,958

June 2020 / 7

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
GE Business Loan Trust, Series 2007-1A,
Class A
(LIBOR USD 1-Month plus 0.17%)
0.35%	04/15/35	[1,2]	$511,071	$473,268
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37%	06/10/28	[2]	4,400,000	4,404,148
GRACE Mortgage Trust,
Series 2014-GRCE, Class B
3.52%	06/10/28	[2]	1,800,000	1,805,004
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20%	07/10/51		5,475,454	5,644,920
GS Mortgage Securities Trust,
Series 2011-GC5, Class A3
3.82%	08/10/44		5,258,749	5,298,986
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07%	05/15/48	[2]	8,959,379	8,991,336
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C5,
Class A3
4.17%	08/15/46		1,269,556	1,303,808
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		7,278,613	7,415,389
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C8, Class ASB
2.38%	10/15/45		3,439,527	3,487,220
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.39%	04/15/46	[5]	30,989,117	889,337
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C12, Class XA (IO)
0.76%	10/15/46	[5]	48,819,196	807,607
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2015-C21, Class XA (IO)
1.02%	03/15/48	[5]	36,163,058	1,166,665
Morgan Stanley Capital I Trust,
Series 2011-C1, Class A4
5.03%	09/15/47	[2,5]	839,629	848,402
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12%	07/15/49		4,205,452	4,280,054
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72%	10/15/30	[2,5]	7,763,039	8,691,019

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21%	06/15/51		$1,970,084	$2,010,876
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A1
2.74%	04/15/52		8,388,139	8,643,753
VNDO Mortgage Trust, Series 2013-PENN,
Class A
3.81%	12/13/29	[2]	10,104,000	10,122,995
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43	[2]	1,544,184	1,547,880
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50%	11/15/59		3,945,000	3,988,145
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50%	10/15/49		4,280,375	4,306,715
Wells Fargo Re-REMIC Trust,
Series 2011-RR1, Class 1B
4.84%	09/17/47	[2,5]	4,500,000	4,540,059

				137,940,815

Non-Agency Mortgage-Backed — 9.38%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/37	[1]	10,099,952	9,909,626
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.25%)
0.43%	12/25/35	[1]	2,480,986	2,476,936
Ameriquest Mortgage Securities, Inc.,
Asset-Backed Pass-Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
0.98%	03/25/35	[1]	7,821,834	7,690,330
Amresco Residential Securities Corp.
Mortgage Loan Trust, Series 1998-1,
Class A5 (STEP-reset date 08/25/20)
6.50%	10/25/27		8,415	8,344
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33		6,816,690	6,990,331
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	03/27/36	[1,2]	1,794,185	1,796,820
Banc of America Funding Trust,
Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
0.31%	07/27/36	[1,2]	2,724,844	2,694,880

8 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50%	03/25/40	[2,5]	$6,189,384	$6,248,529
BCAP LLC Trust, Series 2008-IND2,
Class A1
(LIBOR USD 1-Month plus 1.65%)
1.83%	04/25/38	[1]	2,297,843	2,294,976
BCAP LLC Trust, Series 2013-RR5,
Class 2A1
3.35%	03/26/37	[2,5]	2,116,443	2,116,569
Bear Stearns ARM Trust, Series 2004-3,
Class 4A
3.21%	07/25/34	[5]	625,591	630,761
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.34%	03/25/37	[1]	6,799,682	6,216,358
Chase Funding Trust,
Series 2002-2, Class 2M1
(LIBOR USD 1-Month plus 0.90%)
1.08%	02/25/32	[1]	3,148	3,131
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
4.26%	02/25/37	[5]	5,775,271	5,694,164
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14%	06/25/35	[5]	1,147,579	1,121,250
Chevy Chase Mortgage Funding LLC,
Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.36%	05/25/36	[1,2]	640,823	572,735
CIM Trust, Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.25%	09/25/58	[1,2]	8,752,874	8,580,734
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.93%	02/25/34	[5]	29,015	28,948
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
1.48%	07/25/37	[1]	90,000	78,773
Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2004-14,
Class 4A1
3.97%	08/25/34	[5]	11,486	10,612
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR1,
Class 5A1
3.50%	02/25/34	[5]	1,251,537	1,250,533

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Credit Suisse Mortgage Capital Trust,
Series 2018-RPL8, Class A1
4.13%	07/25/58	[2,5]	$3,866,390	$3,810,806
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-CB4,
Class M2
(LIBOR USD 1-Month plus 0.45%)
0.63%	07/25/35	[1]	2,180,603	2,162,909
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB5,
Class A1
(LIBOR USD 1-Month plus 0.06%)
0.24%	04/25/37	[1]	2,607,555	1,800,304
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.21%)
0.40%	03/19/45	[1]	631,090	572,388
Encore Credit Receivables Trust,
Series 2005-2, Class M2
(LIBOR USD 1-Month plus 0.69%)
0.87%	11/25/35	[1]	873,161	879,907
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
1.18%	08/25/34	[1]	636,899	644,478
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A5 (PO)
0.00%	04/25/36	[6]	8,040,000	7,800,428
First Horizon Alternative Mortgage Securities
Trust, Series 2004-AA3, Class A1
3.45%	09/25/34	[5]	3,437	3,331
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.84%	06/25/30	[1]	114,321	90,935
GSAMP Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.29%)
0.47%	02/25/36	[1]	5,798,112	5,622,074
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
3.84%	11/25/35	[5]	287,970	286,354
HSI Asset Securitization Corp. Trust,
Series 2005-NC1, Class M1
(LIBOR USD 1-Month plus 0.77%)
0.95%	07/25/35	[1]	770,111	789,744
Impac CMB Trust, Series 2005-5,
Class A1
(LIBOR USD 1-Month plus 0.64%)
0.82%	08/25/35	[1]	2,066,462	1,919,827

June 2020 / 9

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.96%	12/25/34	[1]	$240,668	$193,271
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.98%	11/25/34	[1]	734,077	670,112
IndyMac Manufactured Housing Contract
Pass-Through Certificates, Series 1998-1,
Class A4
6.49%	09/25/28		416,128	422,829
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class A2F3
(STEP-reset date 08/25/20)
3.16%	10/25/35		221,193	221,186
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AV5
(LIBOR USD 1-Month plus 0.26%)
0.44%	01/25/37	[1]	7,325,600	7,215,440
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.46%	03/25/47	[1]	50,000	38,765
JPMorgan Mortgage Trust, Series 2007-A1,
Class 1A1
4.15%	07/25/35	[5]	817,088	803,127
JPMorgan Mortgage Trust, Series 2007-A1,
Class 5A2
3.97%	07/25/35	[5]	182,118	176,898
Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B, Class AIOC
(IO)
0.55%	04/15/40	[5,7,8]	94,318,254	1,645,255
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.83%	11/25/35	[1]	5,784,197	5,608,116
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.93%	01/25/34	[5]	6,775	6,853
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.09%	11/21/34	[5]	623,471	625,046
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.67%	04/25/34	[5]	80,919	77,468
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.12%	06/25/34	[5]	30,560	31,526

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32		$1,891,135	$1,994,142
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33		3,231,035	3,465,807
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33		3,489,574	3,615,994
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34		3,213,993	3,445,553
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.46%	10/25/32	[5]	195,649	190,909
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.36%	06/25/37	[1]	10,273,448	7,646,267
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.83%	08/25/34	[5]	909,247	901,896
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00%	04/25/36		1,267,703	928,810
Mid-State Capital Corp., Series 2004-1,
Class B
8.90%	08/15/37		760,814	842,081
Mid-State Capital Corp., Series 2006-1,
Class A
5.79%	10/15/40	[2]	4,355,363	4,702,839
Mid-State Trust, Series 2010-W, Class A2
5.82%	02/15/36		526,386	570,326
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.11%	07/25/34	[1]	1,060,358	1,020,929
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
1.08%	07/25/34	[1]	77,628	77,596
MortgageIT Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.78%	08/25/35	[1]	243,914	236,250
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
0.46%	10/25/35	[1]	7,279,092	6,973,874
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.40%	04/25/37	[1]	12,968,441	12,678,713

10 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.96%)
1.14%	07/25/35	[1]	$4,158,500	$4,081,359
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	02/25/36	[1]	7,350,294	7,153,473
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.40%	01/25/36	[1]	3,184,719	2,980,703
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
1.16%	10/25/34	[1]	3,519,280	3,547,991
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.69%	03/25/35	[5]	2,057,334	1,252,471
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50%	07/25/32		162,113	159,726
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50%	05/25/32		355,076	337,402
Saxon Asset Securities Trust, Series 2005-3,
Class M2
(LIBOR USD 1-Month plus 0.72%)
0.90%	11/25/35	[1]	4,654,174	4,626,737
Securitized Asset-Backed Receivables LLC
Trust, Series 2006-CB1, Class AF2
(STEP-reset date 08/25/20)
3.20%	01/25/36		1,866,481	1,529,515
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.78%	09/25/33	[5]	405,238	398,678
Terwin Mortgage Trust, Series 2004-7HE,
Class A1
(LIBOR USD 1-Month plus 0.55%)
0.73%	07/25/34	[1,2]	112,178	107,459
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
3.82%	01/25/35	[5]	510,618	506,302
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50%	07/25/34		3,098,820	3,213,135
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
0.47%	10/25/45	[1]	1,910,815	1,855,404

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
0.51%	01/25/45	[1]	$293,679	$279,078

				191,856,136

U.S. Agency Commercial
Mortgage-Backed — 7.71%
Fannie Mae-Aces, Series 2011-M2,
Class A3
3.76%	04/25/21		9,539,415	9,644,238
Fannie Mae-Aces, Series 2017-M14,
Class A1
2.97%	11/25/27	[5]	12,041,860	13,124,057
Fannie Mae-Aces, Series 2017-M15,
Class A1
3.06%	09/25/27	[5]	5,896,652	6,440,067
Fannie Mae-Aces, Series 2020-M10,
Class X1 (IO)
1.92%	12/25/30	[5]	3,758,964	558,115
Fannie Mae-Aces, Series 2020-M10,
Class X2 (IO)
1.83%	12/25/30	[5]	8,908,973	1,256,552
Fannie Mae-Aces, Series 2020-M10,
Class X3 (IO)
1.44%	11/25/28	[5]	4,509,503	415,194
Fannie Mae-Aces, Series 2020-M10,
Class X4 (IO)
1.00%	07/25/32	[5]	3,896,305	326,438
Fannie Mae-Aces, Series 2020-M10,
Class X5 (IO)
1.55%	11/25/28	[5]	3,555,000	372,055
Fannie Mae-Aces, Series 2020-M10,
Class X6 (IO)
1.50%	08/25/28	[5]	3,750,000	370,355
Fannie Mae-Aces, Series 2020-M10,
Class X8 (IO)
0.78%	12/25/27	[5]	4,305,000	175,190
Fannie Mae-Aces, Series 2020-M10,
Class X9 (IO)
0.99%	12/25/27	[5]	3,716,974	167,677
Freddie Mac Multiclass Certificates,
Series 2020-RR06, Class AX (IO)
1.88%	10/27/28	[5]	2,485,000	323,028
Freddie Mac Multiclass Certificates,
Series 2020-RR06, Class BX (IO)
1.84%	05/27/33	[5]	1,950,000	333,817

June 2020 / 11

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F,
Class A1
3.45%	05/25/23		$1,969,710	$1,999,570
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K010,
Class A2
4.33%	10/25/20	[5]	5,896,344	5,896,344
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K037,
Class A1
2.59%	04/25/23		3,048,816	3,134,167
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K038,
Class A1
2.60%	10/25/23		2,007,816	2,058,999
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K735,
Class A1
2.74%	05/25/25		7,882,938	8,355,781
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF34,
Class A
(LIBOR USD 1-Month plus 0.36%)
0.54%	08/25/24	[1]	3,966,383	3,976,791
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF37,
Class A
(LIBOR USD 1-Month plus 0.36%)
0.54%	09/25/27	[1]	2,258,113	2,257,045
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF38,
Class A
(LIBOR USD 1-Month plus 0.33%)
0.51%	09/25/24	[1]	5,836,568	5,851,666
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF39,
Class A
(LIBOR USD 1-Month plus 0.32%)
0.50%	11/25/24	[1]	4,799,038	4,796,898
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF40,
Class A
(LIBOR USD 1-Month plus 0.34%)
0.52%	11/25/27	[1]	2,324,467	2,321,777
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF43,
Class A
(LIBOR USD 1-Month plus 0.24%)
0.42%	01/25/28	[1]	3,688,644	3,674,941

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF51,
Class A
(LIBOR USD 1-Month plus 0.40%)
0.58%	08/25/25	[1]	$6,120,980	$6,145,542
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF60,
Class A
(LIBOR USD 1-Month plus 0.49%)
0.67%	02/25/26	[1]	9,935,522	9,977,898
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF72,
Class A
(LIBOR USD 1-Month plus 0.50%)
0.68%	11/25/26	[1]	9,611,931	9,671,768
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ17,
Class A1
2.40%	10/25/24		394,449	401,548
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ24,
Class A1
2.28%	05/25/26		14,544,348	15,314,071
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ26,
Class A1
2.14%	07/25/25		20,511,059	21,236,280
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ29,
Class A1
0.74%	01/25/26		10,585,000	10,678,224
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
2.24%	05/25/44	[1]	2,654,257	2,655,110
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[5]	1,001,620	1,014,734
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[5]	2,831,625	2,891,711

				157,817,648

U.S. Agency Mortgage-Backed — 9.79%
Fannie Mae Pool 468764
4.16%	07/01/21		13,090,000	13,245,915
Fannie Mae Pool 567002
8.00%	05/01/23		11,874	12,569
Fannie Mae Pool 735861
6.50%	09/01/33		11,160	12,489

12 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.30%	04/01/34	[1]	$164,761	$169,282
Fannie Mae Pool AD0538
6.00%	05/01/24		215,505	227,119
Fannie Mae Pool AE0083
6.00%	01/01/40		896,148	1,046,534
Fannie Mae Pool AL0851
6.00%	10/01/40		1,049,349	1,252,062
Fannie Mae Pool AL2206
3.73%	07/01/22	[5]	6,160,651	6,275,923
Fannie Mae Pool AM4580
3.43%	10/01/23		6,280,917	6,705,346
Fannie Mae Pool FN0001
3.79%	12/01/20	[5]	7,781,314	7,859,076
Fannie Mae REMICS, Series 1997-76,
Class FS
(LIBOR USD 1-Month plus 0.45%)
0.64%	09/17/27	[1]	11,762	11,584
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)
1.13%	10/25/31	[1]	632,586	643,711
Fannie Mae REMICS, Series 2003-130,
Class HF
(LIBOR USD 1-Month plus 0.45%)
0.63%	12/25/33	[1]	58,248	58,232
Fannie Mae REMICS, Series 2007-61,
Class AF
(LIBOR USD 1-Month plus 0.28%)
0.46%	03/25/37	[1]	623,485	622,676
Fannie Mae REMICS, Series 2007-64,
Class FA
(LIBOR USD 1-Month plus 0.47%)
0.65%	07/25/37	[1]	321,059	322,478
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		53,148	53,511
Fannie Mae REMICS, Series 2009-85,
Class LF
(LIBOR USD 1-Month plus 1.20%)
1.38%	10/25/49	[1]	2,568,693	2,632,923
Fannie Mae REMICS, Series 2009-96,
Class FA
(LIBOR USD 1-Month plus 0.90%)
1.08%	11/25/49	[1]	1,766,138	1,804,137
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
0.58%	10/25/40	[1]	1,099,492	1,103,191

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.05%	11/25/36	[1]	$6,484,482	$1,482,295
Fannie Mae REMICS, Series 2010-43,
Class DP
5.00%	05/25/40		884,472	994,193
Fannie Mae REMICS, Series 2010-6,
Class BF
(LIBOR USD 1-Month plus 0.76%)
0.94%	02/25/40	[1]	1,373,686	1,390,421
Fannie Mae REMICS, Series 2010-95,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.42%	09/25/40	[1]	4,992,706	1,230,498
Fannie Mae REMICS, Series 2019-79,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	01/25/50	[1]	7,495,564	7,531,923
Fannie Mae REMICS, Series 2020-10,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	03/25/50	[1]	21,401,393	21,477,852
Fannie Mae REMICS, Series G92-10,
Class Z
7.75%	01/25/22		122	125
Freddie Mac Gold Pool A45796
7.00%	01/01/33		2,664	2,921
Freddie Mac Gold Pool C46104
6.50%	09/01/29		5,713	6,370
Freddie Mac Gold Pool G13032
6.00%	09/01/22		134,242	137,258
Freddie Mac Gold Pool G13475
6.00%	01/01/24		21,474	22,143
Freddie Mac REMICS, Series 2174,
Class PN
6.00%	07/15/29		347,902	393,585
Freddie Mac REMICS, Series 2454,
Class FQ
(LIBOR USD 1-Month plus 1.00%)
1.18%	06/15/31	[1]	5,834	5,934
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/15/33	[1]	2,519,721	2,541,313
Freddie Mac REMICS, Series 3071,
Class TF
(LIBOR USD 1-Month plus 0.30%)
0.48%	04/15/35	[1]	2,368,015	2,366,646

June 2020 / 13

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 3084,
Class FN
(LIBOR USD 1-Month plus 0.50%)
0.68%	12/15/34	[1]	$1,290,136	$1,289,419
Freddie Mac REMICS, Series 3294,
Class CB
5.50%	03/15/37		214,644	251,491
Freddie Mac REMICS, Series 3300,
Class FA
(LIBOR USD 1-Month plus 0.30%)
0.48%	08/15/35	[1]	676,338	675,599
Freddie Mac REMICS, Series 3325,
Class NF
(LIBOR USD 1-Month plus 0.30%)
0.48%	08/15/35	[1]	1,744,173	1,742,266
Freddie Mac REMICS, Series 3524,
Class FC
(LIBOR USD 1-Month plus 0.94%)
1.12%	06/15/38	[1]	328,082	334,732
Freddie Mac REMICS, Series 3531,
Class FM
(LIBOR USD 1-Month plus 0.90%)
1.08%	05/15/39	[1]	312,090	317,374
Freddie Mac REMICS, Series 3672,
Class A
6.00%	05/15/40		140,868	159,296
Freddie Mac REMICS, Series 3792,
Class DF
(LIBOR USD 1-Month plus 0.40%)
0.58%	11/15/40	[1]	257,660	256,221
Freddie Mac REMICS, Series 4060,
Class FJ
(LIBOR USD 1-Month plus 0.35%)
0.53%	02/15/41	[1]	4,130,478	4,131,787
Freddie Mac REMICS, Series 4959,
Class JF
(LIBOR USD 1-Month plus 0.45%)
0.63%	03/25/50	[1]	10,133,352	10,146,716
Freddie Mac Strips, Series 240,
Class F30
(LIBOR USD 1-Month plus 0.30%)
0.48%	07/15/36	[1]	1,971,530	1,967,541
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
0.68%	06/15/42	[1]	2,775,259	2,787,836
Freddie Mac Strips, Series 319,
Class F2
(LIBOR USD 1-Month plus 0.50%)
0.68%	11/15/43	[1]	12,862,702	12,937,970

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Ginnie Mae II Pool 1849
8.50%	08/20/24		$219	$219
Ginnie Mae II Pool 2020
8.50%	06/20/25		238	244
Ginnie Mae II Pool 2286
8.50%	09/20/26		364	406
Ginnie Mae II Pool 2487
8.50%	09/20/27		5,989	6,650
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/27	[1]	12,463	12,961
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.00%	03/20/32	[1]	22,584	22,811
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	8,085	8,474
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34	[1]	275,543	285,953
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 2.00%)
3.50%	01/20/35	[1]	8,806	8,952
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.00%	02/20/25	[1]	9,688	9,747
Ginnie Mae, Series 2003-11, Class FK
(LIBOR USD 1-Month plus 0.30%)
0.50%	02/16/33	[1]	650,316	651,123
Ginnie Mae, Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.61%	05/20/37	[1]	4,109,977	639,408
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
0.49%	07/20/38	[1]	130,296	130,289
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		1,712,231	1,737,405
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
0.62%	10/07/20	[1]	5,034,226	5,014,408

14 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
0.73%	12/08/20	[1]	$6,051,462	$6,041,186
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 2A
(LIBOR USD 1-Month plus 0.56%)
0.73%	12/08/20	[1]	2,808,034	2,808,326
UMBS (TBA)
2.50%	07/01/50		39,900,000	41,598,867
2.50%	08/01/50		7,475,000	7,778,710
2.50%	09/01/50		2,650,000	2,752,584
3.00%	09/01/50		9,800,000	10,286,805

				200,436,011

Total Mortgage-Backed
(Cost $683,097,379)				688,050,610

MUNICIPAL BONDS — 0.21%*
New York — 0.21%
New York City Transitional Finance Authority
Future Tax Secured Revenue
2.31%	11/01/26		4,060,000	4,312,085

Total Municipal Bonds
(Cost $4,044,993)

U.S. TREASURY SECURITIES — 3.59%
U.S. Treasury Notes — 3.59%
U.S. Treasury Floating Rate Notes
0.37%	07/31/21	[1]	10,000,000	10,022,549
U.S. Treasury Notes
0.25%	05/31/25		45,155,000	45,105,612
0.25%	06/30/25		18,320,000	18,286,366

Total U.S. Treasury Securities
(Cost $73,072,105)				73,414,527

Total Bonds – 76.21%
(Cost $1,542,935,785)				1,559,547,451

Issues			Shares	Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings LLC[7,8,9]			106,501	5,858

Total Common Stock
(Cost $6,078,660)

Purchased Swaptions – 0.00%
(Cost $939,000)				4,872

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 25.92%
Commercial Paper — 0.17%
Ford Motor Credit Co. LLC
3.20%[10]	10/08/20	$3,625,000	$3,595,016

Money Market Funds — 1.42%
Dreyfus Government Cash Management
Fund
8.42%[11]		28,933,000	28,933,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[11,12]		121,049	121,049

			29,054,049

U.S. Agency Discount Notes — 4.39%
Fannie Mae
0.16%[10]	01/15/21	90,000,000	89,915,850

U.S. Treasury Bills — 19.94%
U.S. Cash Management Bills
0.17%[10]	11/10/20	15,000,000	14,990,925
U.S. Cash Management Bills (WI)
0.14%[10]	10/27/20	25,000,000	24,989,347
U.S. Treasury Bills
0.11%[10]	10/29/20	50,000,000	49,975,417
0.12%[10]	10/15/20	160,000,000	159,926,976
0.14%[10]	11/19/20	25,000,000	24,985,068
0.16%[10]	11/27/20	25,000,000	24,983,445
0.17%[10]	12/03/20	84,500,000	84,447,246
0.27%[10,13]	09/10/20	3,693,000	3,692,090
1.53%[10]	07/16/20	20,000,000	19,999,021

			407,989,535

Total Short-Term Investments
(Cost $530,560,607)			530,554,450

Total Investments Before Written
Swaptions – 102.13%

(Cost $2,080,514,052)			2,090,112,631

Net unrealized appreciation on unfunded commitments 0.00%			12,821

Written Swaptions – 0.00%
(Cost $(540,000))			(3,843)

Liabilities in Excess of Other
Assets – (2.13)%			(43,627,627)

Net Assets – 100.00%			$2,046,481,161

June 2020 / 15

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $520,074, at an interest rate of 3.60% and a maturity of July 13, 2021. The investment is not accruing an unused commitment fee.

[5]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[6]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2020.
[7]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[8]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,651,113, which is 0.08% of total net assets.
[9]	Non-income producing security.
[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of June 30, 2020.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged for swaps is $27.
[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $3,692,090.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal Only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	551	09/30/20	$(69,283,946)	$(174,114)	$(174,114)
U.S. Treasury Ten Year Ultra Bond	180	09/21/20	(28,347,188)	(176,200)	(176,200)

TOTAL FUTURES CONTRACTS			$(97,631,134)	$(350,314)	$(350,314)

			Received by the Fund		Paid by the Fund

Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums Paid	Unrealized (Depreciation)

PURCHASED SWAPTIONS

Option to enter into a 30-year
Interest Rate Swap	Goldman Sachs International	12/24/23	3 month USD LIBOR	Quarterly	6.00%	Quarterly	$300,000	$4,872	$939,000	$(934,128)

			Received by the Fund		Paid by the Fund

Descriptions	Counterparty	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount	Value	Premiums (Received)	Unrealized Appreciation

WRITTEN SWAPTIONS

Option to enter into a 30-year
Interest Rate Swap	Goldman Sachs International	12/24/23	7.50%	Quarterly	3 month USD LIBOR	Quarterly	$300,000	$(3,843)	$(540,000)	$536,157

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

16 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

June 2020 / 17

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$3,595,016	$—	$3,595,016
Money Market Funds	29,054,049	—	—	29,054,049
U.S. Agency Discount Notes	—	89,915,850	—	89,915,850
U.S. Treasury Bills	407,989,535	—	—	407,989,535
Long-Term Investments:
Asset-Backed Securities	—	160,170,349	—	160,170,349
Bank Loans	—	28,293,600	—	28,293,600
Common Stock	—	—	5,858	5,858
Corporates	—	605,306,280	—	605,306,280
Mortgage-Backed	—	686,405,355	1,645,255	688,050,610
Municipal Bonds	—	4,312,085	—	4,312,085
Purchased Swaptions	—	4,872	—	4,872
U.S. Treasury Securities	73,414,527	—	—	73,414,527

Other Financial Instruments *
Liabilities:
Interest rate contracts	(350,314)	(3,843)	—	(354,157)

Total	$510,107,797	$1,577,999,564	$1,651,113	$2,089,758,474

*Other financial instruments include futures and written swaptions. Interest rate contracts include futures and written swaptions.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

18 / June 2020

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

LOW DURATION BOND FUND	COMMON STOCK	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2020	$5,858	$1,711,943
Accrued discounts/premiums	—	(11,844)
Realized (loss)	—	—
Change in unrealized (depreciation)*	—	(54,844)
Purchases	—	—
Sales	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of
June 30, 2020	$5,858	$1,645,255

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $(54,844) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

LOW DURATION BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$5,858	Broker Quote	Offered Quote	$0.06	$0.06

Mortgage-Backed Securities-Non- Agency	$1,645,255	Third-party Vendor	Vendor Prices	1.74	1.74

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

COMMITMENTS AND CONTINGENCIES

The Low Duration Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2020

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN
Intelsat Jackson Holdings, Delayed-Draw Term Loan, 1st Lien (Luxembourg)	July 2021	$520,074	$12,821

June 2020 / 19